TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 60.9	$ 32.0
Interest payable	6.9	8.6
Accruals	79.2	126.4
Current portion of reclamation and closure cost obligations (Note 18)	2.6	0.9
Current portion of gold stream obligation (Note 13)	24.5	0.0
Derivative liabilities (Note 14)	4.1	1.3
Total trade and other payables	$ 178.2	$ 169.2